Note 6 - Investment in Juanicipio (Details Textual)			12 Months Ended
	Jul. 01, 2005 USD ($)	Jul. 16, 2003	Dec. 31, 2021 USD ($) oz t	Dec. 31, 2020 USD ($) oz t	Dec. 27, 2021	Dec. 31, 2008
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources			$ 49,000	$ 15,000
Fresnillo [member]
Statement Line Items [Line Items]
Percentage of ownership of common shares			10.00%
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	56.00%
Expense arising from exploration for and evaluation of mineral resources	$ 5,000,000
Term of exploration and evaluation of mineral resources (Year)	4 years
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Issue of equity to associate	$ 1,000,000
Number of tranches to buy common shares from an associate	2
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member] | Common shares in tranche one [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 500,000
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage			44.00%	44.00%	44.00%	44.00%
Equity method investment, summarized financial information, income statement, sales			$ 75,393,000	$ 15,335,000
Equity method investment, summarized financial information, income statement, gross profit, cost of sale			15,329,000	3,873,000
Equity method investment, summarized financial information, income statement, gross profit			$ 60,064,000	11,462,000
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage					56.00%	56.00%
Juanicipio Entities [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage			44.00%
Interest earned from advance to joint venture			$ 1,316	567,000
Equity method investment, summarized financial information, income statement, sales			75,393	15,335,000
Equity method investment, summarized financial information, income statement, gross profit, cost of sale			15,329	3,873,000
Equity method investment, summarized financial information, income statement, gross profit			60,064	11,462,000
Equity method investment, noncurrent assets, capital expenditures			$ 262,829,000	$ 120,757,000
Juanicipio Entities [member] | Silver [member]
Statement Line Items [Line Items]
Equity method investment, summarized financial information, income statement, sales in units (Ounce) | oz			2,975,524	616,000
Juanicipio Entities [member] | Gold [member]
Statement Line Items [Line Items]
Equity method investment, summarized financial information, income statement, sales in units (Ounce) | oz			5,975	1,029
Juanicipio Entities [member] | Lead [member]
Statement Line Items [Line Items]
Equity method investment, summarized financial information, income statement, sales in units (Ounce) | t			1,065	163
Juanicipio Entities [member] | Zinc [member]
Statement Line Items [Line Items]
Equity method investment, summarized financial information, income statement, sales in units (Ounce) | t			1,519	224
Juanicipio property [member]
Statement Line Items [Line Items]
Interest in Juanicipio property prior to joint venture agreement		100.00%